Share-Based Compensation (Details) - $ / shares		12 Months Ended
	Mar. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options [Member]
Share-Based Compensation [Line Items]
Shares granted (in Shares)	903
Granted shares exercise price	$ 2.82			$ 1.17	$ 4.5	$ 15.7
Outstanding options (in Shares)		102,288
Options outstanding exercise price		$ 47.13
RSU [Member]
Share-Based Compensation [Line Items]
Weighted average grant date fair value of RSU					$ 9.2